Waddell & Reed Advisors
                    Asset Strategy Fund

                    Semiannual
                    Report
                    -----------------
                    December 31, 2002

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        13     Statement of Assets and Liabilities

        15     Statement of Operations

        17     Statement of Changes in Net Assets

        18     Financial Highlights

        22     Notes to Financial Statements

        30     Independent Auditors' Report

        31     Directors & Officers















This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Asset Strategy Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF ASSET STRATEGY FUND
-----------------------------------------------------------------
  December 31, 2002


Dear Shareholder,

Enclosed is our report on your Fund's operations for the six months ended December 31, 2002.

While the last six months brought a continuation of the geopolitical turmoil and corporate accounting scandals that have dashed investor confidence for most of the year, economic news did turn more positive during the period. The U.S. economy, in fact, has been quite resilient throughout 2002, after enduring many challenges.

The Federal Reserve  reduced short-term interest  rates on November  6 to
1.25 percent, the lowest level in many years. By December 31, we recognized numerous factors that may point to better economic growth prospects in the future. Consumer spending continues to be the underlying support mechanism, while inflation remains tame and personal income has increased consistently. With meager inflation, low interest rates, manageable debt burdens and rising personal income, we expect the economy to steer clear of the "double dip" recession that has been predicted by some economists.

While we do expect equity market volatility to continue, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate market support from tax relief and the possible elimination of the double taxation of dividends. While we do not expect returns similar to those experienced in the late 1990s, we believe the equity markets have the potential for positive returns in 2003.

At December 31, virtually all of the primary equity indexes had shown negative returns, although the declines were not as severe as during the first six months of the calendar year. For the last six months, the S&P 500 Index declined 10.30 percent. The other two major indexes suffered nearly as much, with the Nasdaq Composite Index declining 8.73 percent over the last six months and the Dow Jones Industrial Average declining
8.62 percent for the period.

In contrast to stocks, bonds did much better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's increase of 6.27 percent for the period. Skepticism surrounding corporate accounting, along with geopolitical uncertainty, has brought out some risk aversion among investors, driving them toward the more conservative fixed income securities. Bond performance over the last six months also has been aided by low and declining inflation rates and an accommodative Federal Reserve.

The very nature of U.S. financial markets is one of fluctuation, of bulls and bears. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
--------------------------------------------------------------
Asset Strategy Fund

GOAL
Seeks high total return over the long term.

Strategy
Stocks 70% (can range from 0-100%).
Bonds 25% (can range from 0-100%).
Short-Term Instruments 5% (can range from 0-100%).

Invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities. The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated. This mix will vary over shorter time periods as Fund holdings change based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and/or a rise in the potential for growth stocks.

Founded
1995

Scheduled Dividend Frequency
Quarterly
(March, June, September, December)

Performance Summary -- Class A Shares

Per Share Data
For the Six Months Ended December 31, 2002
---------------------------------------------
Dividends paid                  $0.04
                                =====
Net asset value on
     12-31-02                  $ 6.25
      6-30-02                    6.27
                               ------
Change per share               $(0.02)
                               ======

    Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-02    -2.66%       3.28%          -1.80%         2.20%
 5-year period
  ended 12-31-02     7.03%       8.30%            ---           ---
10-year period
  ended 12-31-02     ---          ---             ---           ---
Since inception of
  Class (F)          7.73%       8.55%           6.00%         6.81%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)3-9-95 for Class A shares and 10-6-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C (B)  Class Y (C)
------           -----------  -----------
 1-year period
  ended 12-31-02    2.25%        3.71%
 5-year period
  ended 12-31-02     ---         8.70%
10-year period
  ended 12-31-02     ---          ---
Since inception
  of Class (D)      7.01%        8.36%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
--------------------------------------------------------------
Portfolio Highlights

On December 31, 2002, Waddell & Reed Advisors Asset Strategy Fund, Inc. had net assets totaling $416,397,237 invested in a diversified portfolio of:

   57.28%   United States Government Securities
   19.89%   Common Stocks
    9.97%   Corporate Debt Securities
    6.15%   Cash and Cash Equivalents, Unrealized Loss on Open Forward Currency
            Contracts and Put Options
    5.77%   Bullion
    0.94%   Other Government Securities


As a shareholder of Waddell & Reed Advisors Asset Strategy Fund, Inc., for every $100 you had invested on December 31, 2002, your Fund owned:

  $57.28    United States Government Securities
   19.89    Common Stocks
    9.97    Corporate Debt Securities
    6.15    Cash and Cash Equivalents, Unrealized Loss on Open Forward Currency
            Contracts and Put Options
    5.77    Bullion
    0.94    Other Government Securities

THE INVESTMENTS OF ASSET STRATEGY FUND
     December 31, 2002

                                                Troy
                                              Ounces        Value

BULLION - 5.77%
 Gold  ...................................    69,107  $ 24,052,603
                                                      ------------
 (Cost: $21,074,575)

                                              Shares

COMMON STOCKS
Business Equipment and Services - 0.39%
 SI International, Inc.*  ................   148,737      1,607,103
                                                      ------------

Communications Equipment - 0.47%
 Nokia Corporation, Series A, ADR  .......   124,900      1,935,950
                                                      ------------

Computers -- Peripherals - 0.47%
 Electronic Arts Inc.*  ..................    39,300      1,954,585
                                                      ------------

Food and Related - 0.17%
 American Italian Pasta Company,
   Class A* ..............................    19,700        708,806
                                                      ------------

Gold and Precious Metals - 9.86%
 Agnico-Eagle Mines Limited  .............   307,400      4,567,964
 Barrick Gold Corporation  ...............   928,311     14,305,273
 Glamis Gold Ltd.*  ......................   199,600      2,263,464
 Meridian Gold Inc. (A)*  ................   193,720      3,402,642
 Placer Dome Inc.  ....................... 1,437,329    16,529,284
                                                      ------------
                                                         41,068,627
                                                      ------------

Hospital Supply and Management - 0.23%
 Health Management Associates, Inc.,
   Class A ...............................    53,100        950,490
                                                      ------------

Mining - 3.49%
 Newmont Mining Corporation  .............   501,011     14,544,349
                                                      ------------

Petroleum -- Canada - 0.29%
 Nabors Industries Ltd. (B)*  ............    34,600      1,220,342
                                                      ------------

Petroleum -- Domestic - 2.48%
 Anadarko Petroleum Corporation  .........    90,900      4,354,110
 Burlington Resources Inc.  ..............   106,200      4,529,430
 Patterson-UTI Energy, Inc. (B)*  ........    48,300      1,457,452
                                                      ------------
                                                         10,340,992
                                                      ------------

Petroleum -- International - 1.08%
 Exxon Mobil Corporation  ................   128,700      4,496,778
                                                      ------------

Petroleum -- Services - 0.96%
 Baker Hughes Incorporated (B)  ..........   124,200      3,997,998
                                                      ------------

TOTAL COMMON STOCKS - 19.89%                           $ 82,826,020
 (Cost: $81,321,850)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Aircraft - 0.52%
 Raytheon Company,
   6.5%, 7-15-05 .........................    $2,000      2,157,154
                                                      ------------

Banks - 0.77%
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-04 .........................     2,500      2,621,875
 Norwest Financial, Inc.,
   7.6%, 5-3-05 ..........................       537        600,325
                                                      ------------
                                                          3,222,200
                                                      ------------

Beverages - 0.25%
 Diageo Capital plc,
   6.0%, 3-27-03 .........................       500        504,687
 Pepsi-Gemex, S.A. de C.V.,
   9.75%, 3-30-04 ........................       500        542,500
                                                      ------------
                                                          1,047,187
                                                      ------------

Construction Materials - 0.65%
 Hanson Overseas B.V.,
   6.75%, 9-15-05 ........................     2,500      2,713,455
                                                      ------------

Finance Companies - 0.50%
 Toyota Motor Credit Corporation,
   4.05%, 11-30-04 .......................     2,000      2,072,872
                                                      ------------

Food and Related - 2.58%
 ConAgra, Inc.,
   7.5%, 9-15-05 .........................     1,030      1,154,477
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07 ......................       500        490,000
 Kellogg Company,
   6.625%, 1-29-04 .......................     5,000      5,222,235
 Sara Lee Corporation,
   6.45%, 9-26-05 ........................     3,500      3,866,124
                                                      ------------
                                                         10,732,836
                                                      ------------

Multiple Industry - 0.96%
 Ford Motor Credit Company,
   6.125%, 4-28-03 .......................     3,500      3,520,496
 Tyco International Group S.A.,
   6.25%, 6-15-03 ........................       500        496,250
                                                      ------------
                                                          4,016,746
                                                      ------------

Petroleum -- Services - 0.78%
 Pemex Finance Ltd. and Petroleos Mexicanos,
   8.02%, 5-15-07 ........................     1,000      1,124,110
 Petroleos Mexicanos,
   6.5%, 2-1-05 (C) ......................     2,000      2,117,500
                                                      ------------
                                                          3,241,610
                                                      ------------

Retail -- Specialty Stores - 0.14%
 Lowe's Companies, Inc.,
   7.5%, 12-15-05 ........................       500        570,172
                                                      ------------

Trucking and Shipping - 1.10%
 WMX Technologies, Inc.,
   6.375%, 12-1-03 .......................     4,500      4,585,991
                                                      ------------

Utilities - Gas and Pipeline - 0.95%
 Consolidated Natural Gas Company,
   7.25%, 10-1-04 ........................     1,500      1,615,698
 Sonat Inc.,
   6.875%, 6-1-05 ........................     1,500      1,110,000
 Wisconsin Gas Company,
   6.375%, 11-1-05 .......................     1,135      1,237,725
                                                       ------------
                                                          3,963,423
                                                      ------------

Utilities -- Telephone - 0.77%
 Comtel Brasileira Ltda.,
   10.75%, 9-26-04 .......................       500        432,086
 Telefonos de Mexico, S.A. de C.V.,
   8.25%, 1-26-06 ........................     1,000      1,095,000
 Verizon Global Funding Corp. and
   Verizon Communications Inc.,
   6.75%, 12-1-05 ........................     1,500      1,657,361
                                                      ------------
                                                          3,184,447
                                                      ------------

TOTAL CORPORATE DEBT SECURITIES - 9.97%                $ 41,508,093
 (Cost: $41,410,662)

OTHER GOVERNMENT SECURITIES
Brazil - 0.80%
 Federative Republic of Brazil (The),
   11.0%, 1-11-12 ........................     5,000      3,325,000
                                                      ------------

Mexico - 0.14%
 United Mexican States,
   8.625%, 3-12-08 .......................       500       574,500
                                                      ------------

TOTAL OTHER GOVERNMENT SECURITIES - 0.94%             $  3,899,500
 (Cost: $4,538,197)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury Notes:
   2.75%, 10-31-03 (D) ...................    96,000     97,207,488
   3.0%, 2-29-04 .........................    52,000     53,035,944
   3.375%, 4-30-04 .......................    18,500     19,000,795
   5.875%, 11-15-04 ......................    20,000     21,600,780
   7.5%, 2-15-05 .........................    42,500     47,656,440

TOTAL UNITED STATES GOVERNMENT SECURITIES - 57.28%    $238,501,447
 (Cost: $234,715,022)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED LOSS ON OPEN
FORWARD CURRENCY CONTRACTS - (0.12%)
 Eurodollar, 11-7-03 (E)  ................  EUR3,805     (191,883)
 Eurodollar, 11-7-03 (E)  ................     3,805     (167,054)
 Eurodollar, 11-7-03 (E)  ................     3,805     (124,053)
                                                      ------------
                                                      $  (482,990)
                                                      ------------

                                           Number of
                                           Contracts
PUT OPTIONS - 0.03%
 Cisco Systems, Inc., January 15,
   Expires 1-18-03 .......................       634   $    126,800
                                                       ------------
 (Cost: $81,152)

TOTAL SHORT-TERM SECURITIES - 4.94%                    $ 20,566,947
 (Cost: $20,566,947)

TOTAL INVESTMENTS - 98.70%                             $410,998,420
 (Cost: $403,708,405)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.30%        5,398,817

NET ASSETS - 100.00%                                   $416,397,237


Notes to Schedule of Investments
  *No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)These securities serve as collateral for the following open futures contracts at December 31, 2002 (See Note 7 to financial statements):

                              Number of   Expiration         Market
                     Type     Contracts         Date         Value
                  -------     ---------    ---------         ---------
                  S&P 500            17      3-20-03         $3,735,325
                                                             ===========

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the total value of this security amounted to 0.51% of net assets.

(D)As of December 31, 2002, a portion of the security was used as cover for the following written call option (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
     ----------          ------------------------ --------  --------
Cheesecake Factory
  Incorporated (The)       1,122    April/35      $429,165  $425,238
                                                  ======== =========

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     ASSET STRATEGY FUND
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investments -- at value (Notes 1 and 3):
   Bullion (cost - $21,075) ..............................  $ 24,053
   Securities (cost - $382,633) ..........................   386,945
                                                            --------
                                                             410,998
 Receivables:
   Dividends and interest ................................     3,615
   Fund shares sold ......................................     3,058
   Investment securities sold ............................       238
 Prepaid insurance premium  ..............................        13
                                                             -------
    Total assets  ........................................   417,922
                                                             -------
LIABILITIES
 Payable to Fund shareholders  ...........................       868
 Outstanding written call options - at value (Note 6)  ...       425
 Accrued shareholder servicing (Note 2)  .................       114
 Accrued service fee (Note 2)  ...........................        70
 Accrued management fee (Note 2)  ........................         8
 Accrued accounting services fee (Note 2)  ...............         6
 Variation margin payable (Note 7)  ......................         6
 Accrued distribution fee (Note 2)  ......................         4
 Other liabilities  ......................................        24
                                                            --------
    Total liabilities  ...................................     1,525
                                                            --------
      Total net assets ...................................  $416,397
                                                            ========

See Notes to Financial Statements.

     ASSET STRATEGY FUND
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)

NET ASSETS
 $0.01 par value capital stock:
   Capital stock .........................................  $    667
   Additional paid-in capital ............................   420,588
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss .........       (15)
   Accumulated undistributed net realized loss on investment
    transactions  ........................................   (12,210)
   Net unrealized appreciation in value of securities ....     7,727
   Net unrealized appreciation in value of purchased
    options  .............................................        46
   Net unrealized appreciation in value of written
    options  .............................................         4
   Net unrealized appreciation in value of futures
    contracts  ...........................................        73
   Net unrealized depreciation in value of forward
    currency contracts  ...............................         (483)
                                                            --------
    Net assets applicable to outstanding
      units of capital ...................................  $416,397
                                                            ========
Net asset value per share (net assets divided by shares outstanding):
 Class A  ................................................     $6.25
 Class B  ................................................     $6.24
 Class C  ................................................     $6.24
 Class Y  ................................................     $6.25
Capital shares outstanding:
 Class A  ................................................    56,668
 Class B  ................................................     7,232
 Class C  ................................................     2,559
 Class Y  ................................................       211
Capital shares authorized ................................ 1,000,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     ASSET STRATEGY FUND
     For the Six Months Ended December 31, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................           $4,042
   Dividends (net of foreign withholding taxes of $24)               416
                                                                  ------
    Total income  .....................................            4,458
 Expenses (Note 2):                                               ------
   Investment management fee ..........................            1,232
   Shareholder servicing:
    Class A  ..........................................              467
    Class B  ..........................................               88
    Class C  ..........................................               25
    Class Y  ..........................................                1
   Service fee:
    Class A  ..........................................              355
    Class B  ..........................................               48
    Class C  ..........................................               17
   Distribution fee:
    Class A  ..........................................               18
    Class B  ..........................................              145
    Class C  ..........................................               50
   Registration fees ..................................               62
   Custodian fees .....................................               38
   Accounting services fee ............................               33
   Audit fees .........................................               11
   Legal fees .........................................                6
   Other ..............................................               69
                                                                  ------
    Total expenses  ...................................            2,665
                                                                  ------
      Net investment income ...........................            1,793
                                                                  ------

See Notes to Financial Statements.

     ASSET STRATEGY FUND
     For the Six Months Ended December 31, 2002
     (In Thousands)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTES 1 AND 4)
 Realized net loss on securities  .....................          $(2,108)
 Realized net gain on purchased options  ..............              240
 Realized net loss on written options  ................           (2,488)
 Realized net gain on futures contracts ...............              581
 Realized net gain on foreign currency transactions  ..               56
                                                                  ------
   Realized net loss on investments ...................           (3,719)
 Unrealized appreciation in value of securities                   ------
   during the period ..................................            4,980
 Unrealized appreciation in value of purchased options
   during the period ..................................               46
 Unrealized appreciation in value of written options
   during the period ..................................               25
 Unrealized depreciation in value of futures
   contracts during the period ........................             (500)
 Unrealized appreciation in value of foreign currency
   transactions during the period .....................              226
   Unrealized appreciation in value of investments                ------
    during the period  ................................            4,777
                                                                  ------
    Net gain on investments  ..........................            1,058
                                                                  ------
      Net increase in net assets resulting from operations        $2,851
                                                                  ======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     ASSET STRATEGY FUND
     (In Thousands)

                                      For the     For the
                                   six months fiscal year
                                        ended       ended
                                   December 31,  June 30,
                                         2002        2002
                                     --------    --------
INCREASE IN NET ASSETS
 Operations:
   Net investment income ..........  $  1,793    $  3,657
   Realized net loss on
    investments  ..................    (3,719)     (7,435)
   Unrealized appreciation ........     4,777       5,598
                                     --------    --------
    Net increase in net assets
      resulting from operations ...     2,851       1,820
                                     --------    --------
 Distributions to shareholders
   from net investment income(Note 1E):(1)
   Class A ........................    (2,102)     (3,508)
   Class B ........................       (77)       (272)
   Class C ........................       (35)        (76)
   Class Y ........................       (11)        (24)
                                     --------    --------
                                       (2,225)     (3,880)
                                     --------    --------
 Capital share transactions
   (Note 5) .......................   135,983     114,603
                                     --------    --------
      Total increase ..............   136,609     112,543
NET ASSETS
 Beginning of period  .............   279,788     167,245
                                     --------    --------
 End of period ....................  $416,397    $279,788
                                     ========    ========
   Undistributed net
    investment income (loss) ......  $    (15)   $    361
                                     ========    ========

(1)See "Financial Highlights" on pages 18 - 21.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For theFor the
                    For the  fiscal fiscal         For the fiscal
                 six months    year period    year ended September 30,
                      ended   ended  ended------------------------------
                   12-31-02 6-30-026-30-01    2000   1999    1998   1997
                   -----------------------  ------ ------  ------ ------
Net asset value,
 beginning of period  $6.27   $6.34  $7.53   $5.82  $5.78   $5.99  $5.24
                      -----   -----  -----   -----  -----   -----  -----
Income (loss) from investment operations:
 Net investment
   income ..........   0.03    0.11   0.11    0.04   0.09    0.15   0.16
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.01)  (0.06) (0.44)   1.88   0.29    0.28   0.74
                      -----   -----  -----   -----  -----   -----  -----
Total from investment
 operations  .......   0.02    0.05  (0.33)   1.92   0.38    0.43   0.90
                      -----   -----  -----   -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........  (0.04)  (0.12) (0.11)  (0.03) (0.10)  (0.17) (0.15)
 From capital gains   (0.00)  (0.00) (0.69)  (0.18) (0.24)  (0.47) (0.00)
 In excess of capital
   gains ...........  (0.00)  (0.00) (0.06)  (0.00) (0.00)  (0.00) (0.00)
                      -----   -----  -----   -----  -----   -----  -----
Total distributions   (0.04)  (0.12) (0.86)  (0.21) (0.34)  (0.64) (0.15)
                      -----   -----  -----   -----  -----   -----  -----
Net asset value,
 end of period  ....  $6.25   $6.27  $6.34   $7.53  $5.82   $5.78  $5.99
                      =====   =====  =====   =====  =====   =====  =====
Total return(1) ....   0.32%   0.86% -4.92%  33.87%  6.90%   7.89% 17.46%
Net assets, end of period
 (in millions)  ....   $354    $235   $143     $89    $48     $33    $28
Ratio of expenses to
 average net assets    1.38%(2)1.41%  1.42%(2)1.55%  1.90%   1.62%  1.70%
Ratio of net investment
 income to average net
 assets  ...........   1.15%(2)1.84%  2.45%(2)0.74%  1.55%   2.45%  2.87%
Portfolio
 turnover rate  ....  10.55% 166.57%115.03% 174.40%176.63% 230.09%173.88%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                                   For the        For the         period
                    For the         fiscal         fiscal           from
                 six months           year         period        10-6-99(1)
                      ended          ended          ended        through
                   12-31-02        6-30-02        6-30-01        9-30-00
                   --------        --------       -------        -------
Net asset value,
 beginning of period  $6.27          $6.34          $7.50          $5.89
                      -----          -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income 0.01           0.06           0.06           0.01
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.03)         (0.06)         (0.42)          1.79
                      -----          -----          -----          -----
Total from investment
 operations  .......  (0.02)         (0.00)         (0.36)          1.80
                      -----          -----          -----          -----
Less distributions:
 From net investment
   income ..........  (0.01)         (0.07)         (0.05)         (0.01)
 From capital gains   (0.00)         (0.00)         (0.69)         (0.18)
 In excess of capital
   gains ...........  (0.00)         (0.00)         (0.06)         (0.00)
                      -----          -----          -----          -----
Total distributions   (0.01)         (0.07)         (0.80)         (0.19)
                      -----          -----          -----          -----
Net asset value,
 end of period  ....  $6.24          $6.27          $6.34          $7.50
                      =====          =====          =====          =====
Total return .......  -0.30%          0.00%         -5.38%         31.71%
Net assets, end of
 period (in
 millions)  ........    $45            $33            $19             $7
Ratio of expenses to
 average net assets    2.28%(2)       2.27%          2.26%(2)       2.29%(2)
Ratio of net investment
 income to average
 net assets  .......   0.25%(2)       0.98%          1.63%(2)       0.22%(2)
Portfolio turnover
 rate  .............  10.55%        166.57%        115.03%        174.40%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                                   For the        For the         period
                    For the         fiscal         fiscal           from
                 six months           year         period        10-5-99(1)
                      ended          ended          ended        through
                   12-31-02        6-30-02        6-30-01        9-30-00
                   --------        --------       -------        -------
Net asset value,
 beginning of period  $6.27          $6.34          $7.51          $5.86
                      -----          -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income 0.01           0.06           0.07           0.01
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.03)         (0.06)         (0.43)          1.83
                      -----          -----          -----          -----
Total from investment
 operations  .......  (0.02)          0.00          (0.36)          1.84
                      -----          -----          -----          -----
Less distributions:
 From net investment
   income ..........  (0.01)         (0.07)         (0.06)         (0.01)
 From capital gains   (0.00)         (0.00)         (0.69)         (0.18)
 In excess of capital
   gains ...........  (0.00)         (0.00)         (0.06)         (0.00)
                      -----          -----          -----          -----
Total distributions   (0.01)         (0.07)         (0.81)         (0.19)
                      -----          -----          -----          -----
Net asset value,
 end of period  ....  $6.24          $6.27          $6.34          $7.51
                      =====          =====          =====          =====
Total return .......  -0.25%          0.00%         -5.44%         32.47%
Net assets, end of
 period (in millions)   $16            $10             $5             $2
Ratio of expenses to
 average net assets    2.20%(2)       2.26%          2.26%(2)       2.25%(2)
Ratio of net investment
 income to average
 net assets  .......   0.33%(2)       0.98%          1.62%(2)       0.30%(2)
Portfolio turnover
 rate  .............  10.55%        166.57%        115.03%        174.40%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                            For theFor the
                    For the  fiscal fiscal         For the fiscal
                 six months    year period    year ended September 30,
                      ended   ended  ended------------------------------
                   12-31-02 6-30-026-30-01    2000   1999    1998   1997
                   -----------------------  ------ ------  ------ ------
Net asset value,
 beginning of period  $6.27   $6.34  $7.53   $5.83  $5.78   $5.99  $5.24
                      -----   -----  -----   -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.05    0.13   0.14    0.08   0.12    0.16   0.17
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.02)  (0.05) (0.45)   1.86   0.28    0.29   0.75
                      -----   -----  -----   -----  -----   -----  -----
Total from investment
 operations  .......   0.03    0.08  (0.31)   1.94   0.40    0.45   0.92
                      -----   -----  -----   -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........  (0.05)  (0.15) (0.13)  (0.06) (0.11)  (0.19) (0.17)
 From capital gains   (0.00)  (0.00) (0.69)  (0.18) (0.24)  (0.47) (0.00)
 In excess of
   capital gains ...  (0.00)  (0.00) (0.06)  (0.00) (0.00)  (0.00) (0.00)
                      -----   -----  -----   -----  -----   -----  -----
Total distributions   (0.05)  (0.15) (0.88)  (0.24) (0.35)  (0.66) (0.17)
                      -----   -----  -----   -----  -----   -----  -----
Net asset value,
 end of period  ....  $6.25   $6.27  $6.34   $7.53  $5.83   $5.78  $5.99
                      =====   =====  =====   =====  =====   =====  =====
Total return .......   0.51%   1.27% -4.61%  34.21%  7.35%   8.26% 17.93%
Net assets, end of
 period (000
 omitted)  ......... $1,322  $1,688   $698    $474   $284    $243   $322
Ratio of expenses
 to average net
 assets  ...........   0.98%(1)0.99%  1.02%(1)1.26%  1.49%   1.37%  1.28%
Ratio of net
 investment income
 to average net
 assets  ...........   1.53%(1)2.23%  2.84%(1)1.16%  1.96%   2.79%  3.29%
Portfolio
 turnover rate  ....  10.55% 166.57% 115.03%174.40%176.63% 230.09%173.88%

(1)Annualized.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return over the long term through investments in stocks, bonds and short-term instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by
     the Commodity Exchange, Inc. as of the close of that exchange.   Restricted
     securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.   Options -- See Note 6 - Options.

G.   Futures -- See Note 7 - Futures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $8,160, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,838,992. During the period ended December 31, 2002, W&R received $48,029 and $4,097 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,315,433 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $6,774, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Purchases of investment securities, other than United States Government and short-term securities, aggregated $93,088,548, while proceeds from maturities and sales aggregated $32,016,525. Purchases of options aggregated $21,841,164, while proceeds from options aggregated $19,732,316. Purchases of short-term securities and United States Government securities aggregated $620,038,119 and $47,654,687, respectively. Proceeds from maturities and sales of short-term securities aggregated $612,021,819. Purchases of gold bullion aggregated $5,246,935, while proceeds from sales aggregated $1,662,646. No U.S. Government securities were sold during the period ended December 31, 2002.

For Federal income tax purposes, cost of investments owned at December 31, 2002 was $404,189,593, resulting in net unrealized appreciation of $7,291,817, of which $12,675,429 related to appreciated securities and $5,383,612 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters


For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income ............   $3,662,672
Distributed ordinary income ....    3,294,960
Undistributed ordinary income **                  367,712

Realized long-term capital gains                      ---
Distributed long-term capital gains                   ---
Undistributed long-term capital gains                 ---

Capital loss carryover .........    8,393,012

Post-October losses deferred ...          ---

**This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2009 ..................   $  272,113
June 30, 2010 ..................    8,393,012
                                   ----------
Total carryover ................   $8,665,125
                                   ==========

United Gold & Government Fund, Inc. ("UGG"), one of the mutual funds managed by WRIMCO, was merged into the Fund as of June 30, 1999. At the time of the merger UGG had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $1,345,181 for the period ending June 30, 2003 and $489,523 for each period ending from June 30, 2004 through 2006 plus any unused limitations from prior years.

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                                                        For the
                                              For the    fiscal
                                             six months   year
                                               ended     ended
                                              12-31-02  6-30-02
                                              -------   -------
Shares issued from sale of shares:
 Class A  ................................    24,661    20,921
 Class B  ................................     2,628     3,137
 Class C  ................................     1,563     1,020
 Class Y  ................................       149       185
Shares issued from reinvestment of dividends:
 Class A  ................................       334       559
 Class B  ................................        12        43
 Class C  ................................         6        12
 Class Y  ................................         2         4
Shares redeemed:
 Class A  ................................    (5,839)   (6,443)
 Class B  ................................      (671)     (908)
 Class C  ................................      (567)     (272)
 Class Y  ................................      (208)      (30)
                                              ------     -----
Increase in outstanding capital shares ...    22,070    18,228
                                              ======    ======
Value issued from sale of shares:
 Class A  ................................  $151,840  $131,400
 Class B  ................................    16,167    19,685
 Class C  ................................     9,636     6,398
 Class Y  ................................       915     1,166
Value issued from reinvestment of dividends:
 Class A  ................................     2,082     3,469
 Class B  ................................        77       271
 Class C  ................................        35        76
 Class Y  ................................        10        24
Value redeemed:
 Class A  ................................   (35,907)  (40,311)
 Class B  ................................    (4,122)   (5,684)
 Class C  ................................    (3,479)   (1,703)
 Class Y  ................................    (1,271)     (188)
                                            --------   -------
Increase in outstanding capital ..........  $135,983  $114,603
                                            ========   =======

NOTE 6 -- Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       June 30, 2002 .........     1,478    $   189,226
     Options written .........    52,715     14,198,175
     Options terminated
       in closing purchase
       transactions ..........   (53,071)   (13,958,236)
     Options exercised .......       ---            ---
     Options expired .........       ---            ---
                                  ------    -----------
     Outstanding at
       December 31, 2002 .....     1,122    $   429,165
                                  ======    ===========

Transactions in put options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       June 30, 2002 .........       131       $ 19,911
     Options written .........     2,803        556,190
     Options terminated
       in closing purchase
       transactions ..........    (2,934)      (576,101)
     Options exercised .......       ---            ---
     Options expired .........       ---            ---
                                  ------        -------
     Outstanding at
       December 31, 2002 .....       ---        $   ---
                                  ======        =======

NOTE 7 -- Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contract, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Asset Strategy Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the six-month period ended December 31, 2002, the fiscal year ended June 30, 2002, the fiscal period from October 1, 2000 through June 30, 2001, and each of the four fiscal years in the period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Asset Strategy Fund, Inc. as of December 31, 2002, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 7, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III



OFFICERS
Henry J. Herrmann, President
Michael L. Avery, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President
Daniel J. Vrabac, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.


FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1017SA(12-02)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.